Group information - Summary of Associates (Detail)						12 Months Ended
	Jul. 03, 2020	Nov. 25, 2019	Aug. 27, 2019	Jun. 04, 2019	Feb. 06, 2019	Dec. 31, 2020	Dec. 31, 2019
Linked Gourmet Soluções para Restaurantes S.A. (“Linked”) (Note 5)
Disclosure of associates [line items]
Country of incorporation						Brazil
Principal activities						Technology services
% Groups's equity interest						0.00%	48.56%
Collact Serviços Digitais Ltda. (“Collact”)
Disclosure of associates [line items]
Country of incorporation						Brazil
Principal activities						CRM
% Groups's equity interest					25.00%	25.00%	25.00%
VHSYS Sistema de Gestão S.A. (“VHSYS”)
Disclosure of associates [line items]
Country of incorporation						Brazil
Principal activities						Technology services
% Groups's equity interest				33.33%		33.33%	33.33%
Alpha-Logo Serviços de Informática S.A. ("Tablet Cloud")
Disclosure of associates [line items]
Country of incorporation						Brazil
Principal activities						Technology services
% Groups's equity interest			25.00%			25.00%	25.00%
Trinks Serviços de Internet S.A. ("Trinks")
Disclosure of associates [line items]
Country of incorporation						Brazil
Principal activities						Technology services
% Groups's equity interest		19.90%				19.90%	19.90%
Delivery Much Tecnologia S.A. ("Delivery Much")
Disclosure of associates [line items]
Country of incorporation						Brazil
Principal activities						Food delivery marketplace
% Groups's equity interest	22.64%					22.64%	0.00%